Share-based compensation - Restriction of the Parent's ordinary shares held by the Founding Members (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 17, 2020 CNY (¥)	May 18, 2018	Jan. 31, 2021 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares
Weighted-Average Grant Date Fair Value
Sharebased compensation expense | ¥				¥ 223,345		¥ 929,098		¥ 52,714
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Impact on the awards' fair value | ¥	¥ 0
Number of Shares
Beginning balance			24,589,302	24,589,302		65,571,473		65,571,473
Vested				(24,589,302)		(40,982,171)		0
Ending balance						24,589,302		65,571,473
Weighted-Average Grant Date Fair Value
Beginning balance | $ / shares					$ 0.09		$ 0.09		$ 0.09
Vested | $ / shares					$ 0.09		0.09		0
Ending balance | $ / shares							$ 0.09		$ 0.09
Vested				24,589,302		40,982,171		0
Sharebased compensation expense | ¥			¥ 11,398	¥ 11,398		¥ 8,214		¥ 8,229
Unrecognized compensation expense | $					$ 0
Restricted shares | Second anniversary of grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
Restricted shares | Year 1 after the second anniversary of grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Restricted shares | Year 2 after the second anniversary of grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%